Document and Entity Information	May 08, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001710366
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Registrant Name	Core Natural Resources, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Entity Address, Address Line One	275 Technology Drive Suite 101
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	416-8300
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CNR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false